Condensed Consolidated Statements of Operations and Comprehensive Loss (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Related Party [Member]
Contract revenue, Related party	$ 65,975	$ 111,517	$ 144,545	$ 207,928	$ 394,206	$ 294,129	$ 207,003